UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Multi-Sector Income ETF (TMSF)

Principal Listing Exchange: Nasdaq Stock Market LLC

This annual shareholder report contains important information about Multi-Sector Income ETF (the "fund") for the period of November 19, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Income ETF	$18	0.33%

What drove fund performance during the past 12 months?

  Fixed income markets performed well over the past 12 months. Since the inception of the fund, on November 19, 2025, fixed income markets were mixed. Developed market sovereign yields rose in 2026 amid renewed inflation concerns, particularly following the outbreak of hostilities in Iran. However, credit sectors remained relatively resilient.

  For the since-inception period through May 31, 2026, sector allocation added value relative to the Bloomberg U.S. Aggregate Bond Index. Exposure to high yield corporate bonds benefited relative performance. While the sector initially struggled following the outbreak of hostilities in Iran, high yield corporate bonds rebounded notably from their 2026 year-to-date low in late March as demand increased and risk sentiment turned more positive.

  The fund’s underweight to agency mortgage-backed securities weighed on relative performance. The sector performed well, supported by periods of lower interest rate volatility and announcements that Fannie Mae and Freddie Mac would increase purchases of mortgage bonds to support housing affordability.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of bonds and other debt instruments in an effort to take advantage of certain sectors with greater income potential. During the period, we generally favored underweight duration positions in key developed markets where we believed fiscal support and increased debt issuance could put upward pressure on sovereign bond yields.

  The fund used derivatives during the period, including currency and interest rate derivatives, to help manage currency and duration positioning more efficiently.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	ETF (Based on Net Asset Value)	(Regulatory/Strategy Benchmark)
11/19/25	$10,000	$10,000
2026	$10,339	$10,097

202505-4541202, 202606-5570106

ETF1257-052 07/26

Average Annual Total Returns

Table Summary
Fund	Since Inception 11/19/25
Multi-Sector Income ETF (Based on Net Asset Value)	3.39%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	0.97%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$28,830
  Number of Portfolio Holdings320
  Investment Advisory Fees Paid (000s)$49
  Portfolio Turnover Rate127.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	51.8%
Asset-Backed Securities	13.2
Foreign Government Obligations & Municipalities	9.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.3
Exchange-Traded Funds	4.3
Non-U.S. Government Mortgage-Backed Securities	4.2
Convertible Bonds	1.4
Bank Loans	1.2
Municipal Securities	0.6
Short-Term and Other	7.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Floating Rate ETF	4.3%
U.S. Treasury Inflation-Indexed Notes	3.2
U.S. Treasury Inflation-Indexed Bonds	2.2
Colombia Government International Bonds	1.4
CVS Health	1.4
Carvana	1.3
Wells Fargo	1.1
Nigeria OMO Bills	1.1
VEON Holdings	1.0
Sasol Financing USA	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Multi-Sector Income ETF (TMSF)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$36,505	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2026

T. ROWE PRICE
TMSF	Multi-Sector Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

 FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

11/19/25(1) Through
5/31/26
NET ASSET VALUE
Beginning of period	$ 50.00
Investment activities
Net investment income(2)(3)	1.55
Net realized and unrealized gain/loss	0.12
Total from investment activities	1.67
Distributions
Net investment income	(1.53)
NET ASSET VALUE
End of period	$ 50.14
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	3.39%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.37%(5)
Net expenses after waivers/payments by Price Associates	0.33%(5)
Net investment income	5.86%(5)
Portfolio turnover rate(6)(7)	127.0%
Portfolio turnover rate, excluding mortgage dollar roll transactions(7)	31.6%
Net assets, end of period (in thousands)	$ 28,830

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5)	Annualized
(6)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
(7)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

May 31, 2026

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 13.2%
Car Loan 1.3%
Avis Budget Rental Car Funding AESOP, Series 2022-4A, Class B, 5.46%, 2/20/29 (1)	100	101
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class D, 5.19%, 2/17/32	15	15
CarMax Auto Owner Trust, Series 2025-1, Class C, 5.26%, 10/15/30	100	101
Carvana Auto Receivables Trust, Series 2026-P2, Class C, 5.80%, 10/12/32	25	25
Carvana Auto Receivables Trust, Series 2026-P2, Class D, 6.18%, 6/12/34	45	45
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	100	101
		388
Home Equity 0.2%
JP Morgan Mortgage Trust, Series 2026-HE1, Class M1, FRN, SOFR30A + 1.45%, 5.075%, 9/20/56 (1)	45	45
		45
Other Asset-Backed Securities 11.1%
Affirm Asset Securitization Trust, Series 2026-X1, Class C, 4.82%, 4/15/31 (1)	100	100
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	100	101
Battalion XXI, Series 2021-21A, Class AR, CLO, FRN, 3M TSFR + 1.15%, 4.823%, 7/15/34 (1)	250	250
Cedar Funding XV, Series 2022-15A, Class AR, CLO, FRN, 3M TSFR + 1.28%, 4.955%, 1/20/39 (1)	250	250
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30 (1)	42	43
Eldridge, Series 2025-2A, Class A1, CLO, FRN, 3M TSFR + 1.28%, 4.935%, 1/20/39 (1)	250	250
Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.94%, 1/25/38 (1)	63	65

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Kings Park, Series 2021-1A, Class A1R, CLO, FRN, 3M TSFR + 1.20%, 4.872%, 1/21/39 (1)	250	250
KKR 43, Series 2022-43A, Class BR2, CLO, FRN, 3M TSFR + 1.65%, 5.321%, 4/15/38 (1)	250	251
Madison Park Funding LI, Series 2021-51A, Class A1R, FRN, 3M TSFR + 1.23%, 4.905%, 10/19/38 (1)	250	250
Madison Park Funding XXXV, Series 2019-35A, Class A1R2, FRN, 3M TSFR + 1.22%, 4.799%, 2/13/39 (1)	250	250
Magnetite XXXVII, Series 2023-37A, Class A1R, FRN, 3M TSFR + 1.20%, 4.867%, 10/25/38 (1)	250	250
Northwoods Capital XV, Series 2017-15A, Class A1R3, FRN, 3M TSFR + 1.31%, 4.985%, 3/20/38 (1)	250	251
Regatta XVI Funding, Series 2019-2A, Class A1R2, FRN, 3M TSFR + 1.19%, 4.863%, 4/15/39 (1)	250	250
SEB Funding, Series 2026-1A, Class A2, 6.665%, 1/30/56 (1)	75	74
Trinitas X, Series 2019-10A, Class AR2, CLO, FRN, 3M TSFR + 1.14%, 4.813%, 1/15/35 (1)	250	250
Wendy's Funding, Series 2025-1A, Class A2I, 5.422%, 12/15/55 (1)	50	50
		3,185
Residential Mortgage 0.3%
PRET, Series 2026-NPL6, Class A1, CMO, ARM, 5.693%, 5/25/56 (1)	100	100
		100
Student Loan 0.3%
Navient Refinance Loan Trust, Series 2026-A, Class A, 4.86%, 9/15/56 (1)	100	100
		100
Total Asset-Backed Securities (Cost $3,817)		3,818

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 1.2% (2)
INDUSTRIAL 1.2%
Communications 0.3%
Warner Brothers, FRN, 1M TSFR + 2.50%, 6/30/33 (3)	80	80
		80
Technology 0.9%
Avalara, FRN, 3M TSFR + 2.75%, 6.45%, 3/26/32	70	68
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.95%, 8/13/32	70	65
Proofpoint, FRN, 3M TSFR + 3.00%, 6.70%, 8/31/28	70	68
Storable Intermediate Holdings, FRN, 1M TSFR + 3.25%, 6.87%, 4/16/31	70	68
		269
Total Industrial		349
Total Bank Loans (Cost $354)		349
COMMON STOCKS 0.3%
FINANCIAL INSTITUTIONS 0.3%
Finance Companies 0.3%
Ares Capital	2	41
Sixth Street Specialty Lending	2	35
		76
Total Financial Institutions		76
Total Common Stocks (Cost $88)		76
CONVERTIBLE BONDS 1.4%
FINANCIAL INSTITUTIONS 1.0%
Banking 1.0%
Barclays Bank, Series MSFT, 1.00%, 2/16/29	110	117

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
JPMorgan Chase Financial, 0.50%, 6/15/27	138	166
		283
Total Financial Institutions		283
INDUSTRIAL 0.4%
Consumer Cyclical 0.4%
Alibaba Group Holding, Zero Coupon, 9/15/32	119	116
		116
Total Industrial		116
Total Convertible Bonds (Cost $397)		399
CORPORATE BONDS 51.8%
FINANCIAL INSTITUTIONS 10.0%
Banking 4.9%
Bank of America, VR, 5.819%, 9/15/29 (4)	144	148
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VR, 5.875%, 9/13/34 (4)	229	226
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (4)	100	119
Citigroup, VR, 5.174%, 9/11/36 (4)	115	114
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (4)	105	105
M&T Bank, VR, 5.40%, 7/30/35 (4)	88	88
PNC Financial Services Group, VR, 5.575%, 1/29/36 (4)	71	73
Shinhan Bank, 5.75%, 4/15/34	217	225
Wells Fargo, VR, 3.526%, 3/24/28 (4)	52	51
Wells Fargo, VR, 5.15%, 4/23/31 (4)	258	262
		1,411
Brokerage Asset Managers Exchanges 1.4%
Charles Schwab, VR, 5.493%, 5/21/37 (4)	50	51
Hightower Holding, 9.125%, 1/31/30 (1)	98	102
Jane Street Group, 7.125%, 4/30/31 (1)	247	256
		409

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Finance Companies 1.2%
Navient, 9.375%, 7/25/30	231	235
Sixth Street Specialty Lending, 5.65%, 8/15/31	40	40
UWM Holdings, 6.625%, 2/1/30 (1)	75	71
		346
Insurance 1.3%
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	189	192
Asurion / Asurion Co-Issuer, 8.375%, 2/1/34 (1)	100	98
Equitable America Global Funding, 4.70%, 9/15/32 (1)	90	87
		377
Real Estate Investment Trusts 1.2%
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1)	154	154
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	186	194
		348
Total Financial Institutions		2,891
INDUSTRIAL 39.0%
Basic Industry 3.5%
CVR Partners / CVR Nitrogen Finance, 6.125%, 6/15/28 (1)	149	149
Graphic Packaging International, 3.75%, 2/1/30 (1)	275	258
Klabin Austria GmbH, 5.75%, 4/3/29	281	284
Sasol Financing USA, 6.50%, 9/27/28	288	292
WS Escrow, 7.75%, 6/1/33 (1)(5)	15	15
		998
Capital Goods 3.1%
Builders FirstSource, 6.75%, 5/15/35 (1)	250	253
CP Atlas Buyer, 9.75%, 7/15/30 (1)	193	181
Madison IAQ, 5.875%, 6/30/29 (1)	107	107
Quikrete Holdings, 6.75%, 3/1/33 (1)	191	194

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sword Purchaser, 8.25%, 4/15/33 (1)	140	144
		879
Communications 6.4%
CCO Holdings / CCO Holdings Capital, 4.25%, 1/15/34 (1)	147	123
Charter Communications Operating / Charter Communications Operating Capital, 5.05%, 3/30/29	91	91
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	80	81
CMG Media, 8.875%, 6/18/29 (1)	123	99
DirecTV Financing, 10.00%, 2/15/31 (1)	95	100
Discovery Global Holdings, 5.05%, 3/15/42	75	53
DISH Network, 11.75%, 11/15/27 (1)	102	105
EchoStar, 10.75%, 11/30/29	93	101
Getty Images, 10.50%, 11/15/30 (1)	196	174
Midas Opco Holdings, 5.625%, 8/15/29 (1)	206	200
OAK-Eagle Acquireco, 7.25%, 7/1/33 (1)	80	83
OAK-Eagle Acquireco, 8.75%, 7/1/34 (1)	55	58
Rogers Communications, VR, 7.125%, 4/15/55 (4)	214	222
T-Mobile USA, 3.875%, 4/15/30	76	74
VEON Holdings, 3.375%, 11/25/27	300	295
		1,859
Consumer Cyclical 7.3%
Adient Global Holdings, 8.25%, 4/15/31 (1)	190	198
Advance Auto Parts, 7.00%, 8/1/30 (1)	253	260
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(6)	335	370
General Motors Financial, 4.20%, 10/27/28	122	121
Hyundai Capital America, 4.90%, 6/23/28 (1)	106	107
Hyundai Capital America, 5.15%, 3/27/30 (1)	70	71
Melco Resorts Finance, 5.75%, 7/21/28	287	286
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	83	82
Six Flags Entertainment, 7.25%, 5/15/31 (1)	214	214

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Uber Technologies, 4.30%, 1/15/30	162	160
Wayfair, 7.125%, 5/31/34 (1)	25	25
Zhongsheng Group Holdings, 5.98%, 1/30/28	223	217
		2,111
Consumer Non-Cyclical 4.0%
Amneal Pharmaceuticals, 6.875%, 8/1/32 (1)	188	195
Augusta SpinCo, 4.945%, 3/23/33	25	25
Augusta SpinCo, 5.245%, 3/23/36	50	50
Cencora, 4.60%, 2/13/33	90	88
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	81	88
CVS Health, 5.125%, 2/21/30	137	139
CVS Health, VR, 6.75%, 12/10/54 (4)	244	254
HCA, 3.50%, 9/1/30	235	223
Newell Brands, 6.625%, 5/15/32	105	102
		1,164
Energy 8.3%
Aethon United / Aethon United Finance, 7.50%, 10/1/29 (1)	145	151
AmeriGas Partners / AmeriGas Finance, 9.375%, 6/1/28 (1)	41	42
AmeriGas Partners / AmeriGas Finance, 9.50%, 6/1/30 (1)	26	28
Baker Hughes Holdings / Baker Hughes Co-Obligor, 4.65%, 6/15/33	61	60
Baker Hughes Holdings / Baker Hughes Co-Obligor, 5.00%, 6/15/36	61	60
Cheniere Energy, 6.00%, 7/30/56 (1)	115	115
Civitas Resources, 9.625%, 6/15/33 (1)	205	228
Comstock Resources, 6.75%, 3/1/29 (1)	151	148
Crescent Energy Finance, 7.625%, 4/1/32 (1)	234	240
Ferrellgas / Ferrellgas Finance, 5.875%, 4/1/29 (1)	60	59
Hilcorp Energy I / Hilcorp Finance, 6.00%, 2/1/31 (1)	240	237
NGL Energy Partners, 8.125%, 2/15/29 (1)	148	154
Occidental Petroleum, 8.875%, 7/15/30	116	132
ONEOK, 4.25%, 9/24/27	126	126
Raizen Fuels Finance, 6.45%, 3/5/34 (7)	200	115

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Raizen Fuels Finance, 6.95%, 3/5/54 (7)	280	160
Transocean Aquila, 8.00%, 9/30/28 (1)	125	128
Venture Global LNG, VR, 9.00% (1)(4)(8)	40	39
Vital Energy, 7.875%, 4/15/32 (1)	157	162
		2,384
Industrial Other 0.8%
Booz Allen Hamilton, 4.00%, 7/1/29 (1)	151	147
Booz Allen Hamilton, 5.95%, 8/4/33	87	89
		236
Technology 5.6%
Cadence Design Systems, 4.20%, 9/10/27	74	74
Fidelity National Information Services, 4.55%, 3/10/29	85	85
Flash Compute, 7.25%, 12/31/30 (1)	60	62
Fortinet, 2.20%, 3/15/31	67	60
Kaspi.KZ JSC, 6.25%, 3/26/30	222	225
McAfee, 7.375%, 2/15/30 (1)	85	73
Minerva Merger, 6.50%, 2/15/30 (1)	109	105
Neptune Bidco, 9.29%, 4/15/29 (1)	202	207
Oracle, 4.45%, 9/26/30	239	232
PR RNO Property Owner 1, 6.50%, 5/1/31 (1)	30	30
QTS Fayetteville I Dc1-2 / QTS TRS Fayetteville I DC1-2, 5.70%, 4/15/36 (1)	60	58
RD Michigan Property Owner I, 7.50%, 3/30/45 (1)	20	20
Salesforce, 4.90%, 9/15/31	75	75
Salesforce, 5.55%, 3/15/36	60	60
Shift4 Payments / Shift4 Payments Finance Sub, 6.75%, 8/15/32 (1)	140	140
Synopsys, 4.85%, 4/1/30	95	95
		1,601
Total Industrial		11,232

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 2.8%
Electric 2.6%
Duke Energy Indiana, Series DDDD, 4.95%, 3/15/36	10	10
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	81	81
NRG Energy, 10.25% (1)(4)(8)	238	259
Talen Energy Supply, 6.25%, 2/1/34 (1)	196	195
Vistra, VR, 8.00% (1)(4)(8)	76	76
Vistra Operations, 6.00%, 4/15/34 (1)	57	59
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1)	74	77
		757
Natural Gas 0.2%
Brooklyn Union Gas, 6.388%, 9/15/33 (1)	55	58
		58
Total Utility		815
Total Corporate Bonds (Cost $15,005)		14,938
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 9.8%
Owned No Guarantee 1.0%
Petroleos de Venezuela, 9.00%, 11/17/21 (7)(9)	123	57
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27 (UZS)	2,500,000	219
		276
Sovereign 6.3%
Argentina Republic Government International Bonds, 5.00%, 1/9/38	158	127
Brazil Government International Bonds, 6.625%, 3/15/35	200	206
Colombia Government International Bonds, 5.375%, 1/21/29	400	398
Ecuador Government International Bonds, 8.75%, 1/29/34 (1)	200	203
Ivory Coast Government International Bonds, 6.875%, 4/1/28 (XOF)	65,500	118
North Macedonia Government International Bonds, 6.96%, 3/13/27 (EUR)	100	119

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Paraguay Government International Bonds, 2.739%, 1/29/33	225	200
Romania Government International Bonds, 5.125%, 9/24/31 (EUR)	104	124
Romania Government International Bonds, 5.375%, 6/7/33 (EUR) (1)	10	12
Serbia International Bonds, 4.25%, 5/6/31 (EUR) (1)	100	116
Sri Lanka Government International Bonds, 9.50%, 5/15/36	72	70
Sri Lanka Government International Bonds, 9.75%, 2/15/38 (1)	68	66
Ukraine Government International Bonds, STEP, 7.75%, 2/1/36	42	24
Ukraine Government International Bonds, STEP, 7.75%, 2/1/35	45	31
Ukraine Government International Bonds, STEP, 7.75%, 2/1/36	23	15
		1,829
Treasuries 2.5%
Indonesia Treasury Bonds, 8.375%, 3/15/34 (IDR)	390,000	24
Indonesia Treasury Bonds, 7.00%, 2/15/33 (IDR)	352,000	20
Indonesia Treasury Bonds, 6.50%, 4/15/36 (IDR)	3,063,000	169
Malaysia Government Bonds, 4.457%, 3/31/53 (MYR)	270	73
Malaysia Government Bonds, 3.917%, 7/15/55 (MYR)	407	100
Nigeria OMO Bills, 20.762%, 6/2/26 (NGN)	152,000	111
Nigeria OMO Bills, 20.567%, 6/30/26 (NGN)	68,821	49
Nigeria OMO Bills, 20.84%, 9/15/26 (NGN)	221,000	152
Thailand Government Bonds, 2.98%, 6/17/45 (THB)	1,100	33
		731
Total Foreign Government Obligations & Municipalities (Cost $2,811)		2,836
MUNICIPAL SECURITIES 0.6%
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series CW, GO, VR, 11/1/43 (10)	140	97
		97

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Virginia 0.3%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46	105	78
		78
Total Municipal Securities (Cost $169)		175
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.2%
Collateralized Mortgage Obligations 2.8%
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.562%, 9/25/45 (1)	67	67
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.05%, 4.662%, 2/25/46 (1)	79	79
Cross Mortgage Trust, Series 2026-NQM6, Class A2, CMO, ARM, 5.521%, 5/25/71 (1)	99	99
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class 1MB, CMO, ARM, FRN, SOFR30A + 2.40%, 6.012%, 2/25/42 (1)	60	61
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.462%, 11/25/43 (1)	85	85
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class M1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.462%, 11/25/43 (1)	36	36
Freddie Mac STACR REMIC Trust, Series 2026-DNA2, Class M1, CMO, ARM, FRN, SOFR30A + 1.20%, 4.812%, 3/25/46 (1)	42	42
JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, CMO, ARM, FRN, SOFR30A + 1.35%, 4.975%, 3/20/56 (1)	20	20
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1)	90	90
OBX Trust, Series 2026-NQM5, Class A1, CMO, ARM, 5.321%, 1/25/66 (1)	97	97
Roc Mortgage Trust, Series 2024-RTL1, Class A1, CMO, ARM, 5.589%, 10/25/39 (1)	100	100

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Structured Agency Credit Risk, Series 2026-DNA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.612%, 2/25/46 (1)	24	24
		800
Commercial Mortgage-Backed Securities 1.4%
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.327%, 12/15/44 (1)	100	100
MAD Commercial Mortgage Trust, Series 2025-11MD, Class B, ARM, 5.095%, 10/15/42 (1)	100	100
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, ARM, 5.007%, 11/5/38 (1)	100	100
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A1, ARM, FRN, 1M TSFR + 1.29%, 4.92%, 4/15/42 (1)	100	100
		400
Total Non-U.S. Government Mortgage-Backed Securities (Cost $1,202)		1,200
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 6.3%
U.S. Treasury Obligations 6.3%
U.S. Treasury Bills, 3.59%, 7/2/26 (11)	200	199
U.S. Treasury Bonds, 4.75%, 2/15/56	26	25
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29 (11)	604	645
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30	437	431
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	500	508
		1,808
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $1,821)		1,808
EXCHANGE-TRADED FUNDS 4.3%
EXCHANGE-TRADED FUNDS 4.3%
T. Rowe Price Floating Rate ETF, 6.30% (12)(13)	24	1,233
Total Exchange-Traded Funds (Cost $1,239)		1,233

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 5.4%
T. Rowe Price Government Reserve Fund, 3.67% (13)(14)	1,567	1,567
Total Short-Term Investments (Cost $1,567)		1,567

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury ten year futures contracts, Call, 6/26/26 @ $111.00 (9)	10	1,098	2
U.S. Treasury ten year futures contracts, Call, 6/26/26 @ $110.50 (9)	10	1,098	3
U.S. Treasury ten year futures contracts, Call, 6/26/26 @ $111.50 (9)	10	1,098	1
Total Options Purchased (Cost $9)			6

Total Investments in Securities 98.5% of Net Assets (Cost $28,479)	$28,405

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $13,513 and represents 46.9% of net assets.

(2)
Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

(3)	All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)
Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(5)	When-issued security.
(6)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(8)	Perpetual security with no stated maturity date.
(9)	Non-income producing
(10)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(11)	At May 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(12)	SEC 30-day yield
(13)	Affiliated Companies
(14)	Seven-day yield

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
ARM
Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

BRL	Brazilian Real
BRL CDI	One day Brazilian interbank deposit rate
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CPI	Consumer Price Index
CZK	Czech Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PIK	Payment-in-kind
PLN	Polish Zloty
SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UZS	Uzbekistani Sum
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

XOF	CFA Franc Bceao
ZAR	South African Rand

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Citibank	HUF Put/ USD Call, 6/12/26 @ $312.00 (USD)	1	215	—
Total OTC Options Written (Premiums $(3))				—
Total Options Written (Premiums $(3))				—

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)

SWAPS (0.4)%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Sold (0.1)%
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/57	68	(6)	(4)	(2)
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/17/57	68	(5)	(4)	(1)
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/17/57	69	(6)	(5)	(1)
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/17/57	68	(6)	(4)	(2)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/17/57	75	(6)	(5)	(1)
Total Bilateral Credit Default Swaps, Protection Sold			(22)	(7)
Total Return Swaps 0.2%
Morgan Stanley, Receive Underlying Reference: US Depressed Cyclicals Total Return Index Monthly, Pay Variable 3.63% (USD SOFR + 0.00%) Monthly, 1/15/27	136	11	—	11
Morgan Stanley, Receive Underlying Reference: US Depressed Cyclicals Total Return Index Monthly, Pay Variable 3.63% (USD SOFR + 0.00%) Monthly, 1/15/27	166	13	—	13
Morgan Stanley, Receive Underlying Reference: US Depressed Cyclicals Total Return Index Monthly, Pay Variable 3.63% (USD SOFR + 0.00%) Monthly, 1/19/27	266	21	—	21

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
Morgan Stanley, Receive Underlying Reference: US Depressed Cyclicals Total Return Index Monthly, Pay Variable 3.63% (USD SOFR + 0.00%) Monthly, 1/19/27	137	11	—	11
Total Bilateral Total Return Swaps			—	56
Total Bilateral Swaps			(22)	49

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.5)%
Credit Default Swaps, Protection Bought (0.5)%
Protection Bought (Relevant Credit: iTraxx Europe Crossover S45), Pay 5.00% Quarterly, Receive upon credit default, 6/20/31 (EUR)	980	(130)	(99)	(31)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(31)
Interest Rate Swaps (0.1)%
10 Year Interest Rate Swap, Receive Fixed 13.08% At Maturity, Pay Variable 14.90% (BRL CDI) At Maturity, 1/2/35 (BRL)	576	(7)	—	(7)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed 4.00% Annually, Pay Variable 3.77% (6M CZK PRIBOR) Semi-Annual, 3/12/31 (CZK)	18,810	(9)	—	(9)
Total Centrally Cleared Interest Rate Swaps				(16)
Zero-Coupon Inflation Swaps 0.1%
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.451% At Maturity, Receive Variable (Change in CPI) At Maturity, 11/21/30	125	1	—	1
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.443% At Maturity, Receive Variable (Change in CPI) At Maturity, 11/24/30	2,000	28	—	28
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.366% At Maturity, Receive Variable (Change in CPI) At Maturity, 2/27/31	200	4	—	4
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.532% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/31/31	605	7	—	7
Total Centrally Cleared Zero-Coupon Inflation Swaps				40
Total Centrally Cleared Swaps				(7)
Net payments (receipts) of variation margin to date				$7
Variation margin receivable (payable) on centrally cleared swaps				$—

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	6/5/26	MYR	347	USD	87	$—
Bank of America	6/5/26	USD	158	MYR	618	2
Bank of America	6/5/26	USD	205	MYR	804	2
Bank of America	6/5/26	USD	88	MYR	344	1
Bank of America	6/12/26	USD	309	CNH	2,126	(6)
Bank of America	7/17/26	USD	66	MXN	1,160	(1)
Bank of America	9/11/26	USD	87	MYR	347	—
Barclays Bank	6/2/26	BRL	157	USD	31	—
Barclays Bank	6/2/26	USD	31	BRL	157	—
Barclays Bank	7/16/26	USD	35	TRY	1,691	—
Barclays Bank	7/17/26	MXN	11,271	USD	645	3
Barclays Bank	7/17/26	USD	287	ZAR	4,803	(8)
Barclays Bank	7/17/26	USD	289	ZAR	4,819	(7)
Barclays Bank	7/17/26	ZAR	4,798	USD	291	4
Barclays Bank	7/17/26	ZAR	2,477	USD	153	—
BNP Paribas	7/10/26	USD	95	IDR	1,618,867	5
BNP Paribas	7/17/26	CZK	359	USD	17	—
BNP Paribas	8/21/26	EUR	111	USD	130	—
Citibank	8/12/26	EGP	5,363	USD	96	5
Deutsche Bank	6/15/26	EGP	11,718	USD	220	4
Deutsche Bank	7/10/26	USD	156	IDR	2,654,036	8
Deutsche Bank	7/24/26	USD	227	JPY	35,358	4
Deutsche Bank	8/21/26	USD	140	GBP	105	(1)
Goldman Sachs	6/2/26	BRL	146	USD	28	1
Goldman Sachs	6/2/26	USD	29	BRL	146	—
Goldman Sachs	7/10/26	USD	91	IDR	1,555,382	5
Goldman Sachs	7/17/26	HUF	24,169	USD	75	5
Goldman Sachs	7/17/26	USD	28	MXN	497	—
HSBC Bank	6/2/26	BRL	227	USD	42	3
HSBC Bank	6/2/26	USD	45	BRL	227	—
HSBC Bank	6/5/26	COP	352,768	USD	93	3
HSBC Bank	6/5/26	COP	207,060	USD	54	2
HSBC Bank	6/5/26	COP	36,990	USD	10	—
HSBC Bank	6/5/26	MYR	178	USD	45	—
HSBC Bank	7/10/26	KRW	57,696	USD	38	—
HSBC Bank	7/10/26	KRW	173,087	USD	115	—
HSBC Bank	9/11/26	USD	45	MYR	178	—
JPMorgan Chase	6/2/26	BRL	133	USD	26	—

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
JPMorgan Chase	6/2/26	USD	25	BRL	133	$(1)
JPMorgan Chase	6/12/26	CNH	102	USD	15	—
Royal Bank of Canada	7/10/26	USD	60	IDR	1,017,387	3
Royal Bank of Canada	7/10/26	USD	53	IDR	895,301	3
Royal Bank of Canada	7/24/26	USD	16	JPY	2,571	—
Standard Chartered	6/5/26	MYR	1,766	USD	447	(2)
Standard Chartered	6/5/26	MYR	165	USD	41	—
Standard Chartered	6/5/26	USD	175	MYR	690	1
Standard Chartered	8/7/26	USD	43	CLP	38,643	(1)
Standard Chartered	9/2/26	USD	132	BRL	682	—
Standard Chartered	9/11/26	USD	42	MYR	165	—
State Street	6/2/26	BRL	82	USD	15	1
State Street	6/2/26	USD	364	BRL	1,833	1
State Street	6/5/26	THB	1,124	USD	34	—
State Street	6/5/26	USD	113	COP	406,023	3
State Street	6/5/26	USD	35	THB	1,124	1
State Street	6/12/26	USD	139	SGD	178	—
State Street	6/12/26	USD	15	SGD	19	—
State Street	7/10/26	USD	10	IDR	178,255	1
State Street	7/10/26	USD	11	IDR	179,433	1
State Street	7/10/26	USD	25	IDR	430,222	1
State Street	7/10/26	USD	24	IDR	417,337	1
State Street	7/10/26	USD	157	KRW	230,783	3
State Street	7/16/26	TRY	1,691	USD	35	—
State Street	7/17/26	MXN	472	USD	27	—
State Street	7/17/26	USD	506	MXN	8,849	(2)
State Street	7/24/26	JPY	93,652	USD	592	(2)
State Street	7/24/26	USD	300	CHF	233	—
State Street	8/7/26	CLP	28,838	USD	32	—
State Street	8/7/26	CLP	28,550	USD	32	—
State Street	8/7/26	CLP	28,982	USD	32	—
State Street	8/7/26	CLP	28,982	USD	32	—
State Street	8/14/26	USD	290	PLN	1,045	2
State Street	8/21/26	USD	614	EUR	526	(2)
State Street	8/21/26	USD	150	GBP	111	—
State Street	9/2/26	BRL	1,833	USD	356	(1)
State Street	9/11/26	USD	35	THB	1,124	—

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Toronto-Dominion Bank	6/2/26	BRL	227	USD	43	$2
Toronto-Dominion Bank	6/2/26	USD	45	BRL	227	—
Toronto-Dominion Bank	8/7/26	USD	43	CLP	38,643	(1)
UBS Investment Bank	6/2/26	BRL	476	USD	89	5
UBS Investment Bank	6/2/26	BRL	965	USD	182	10
UBS Investment Bank	6/2/26	USD	94	BRL	476	—
UBS Investment Bank	6/2/26	USD	191	BRL	965	—
UBS Investment Bank	6/5/26	COP	207,060	USD	54	2
UBS Investment Bank	6/5/26	COP	36,990	USD	10	—
UBS Investment Bank	6/5/26	USD	29	COP	108,711	—
UBS Investment Bank	6/5/26	USD	87	COP	326,133	(1)
UBS Investment Bank	7/10/26	USD	84	INR	7,976	1
UBS Investment Bank	7/10/26	USD	61	INR	5,799	1
UBS Investment Bank	7/17/26	HUF	34,176	USD	111	1
UBS Investment Bank	8/7/26	USD	42	CLP	38,066	(1)
Net unrealized gain (loss) on open forward currency exchange contracts						$64

T. ROWE PRICE MULTI-SECTOR INCOME ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 1 Euro BUXL thirty year bond contracts	06/26	(129)	$1
Short, 1 Euro SCHATZ contracts	06/26	(123)	—
Short, 2 Euro-Bund contracts	06/26	(300)	4
Long, 5 U.S. Treasury Long Bonds contracts	09/26	553	7
Long, 4 U.S. Treasury Notes ten year contracts	09/26	436	3
Long, 10 Ultra U.S. Treasury Bonds contracts	09/26	1,128	16
Long, 15 Ultra U.S. Treasury Notes ten year contracts	09/26	1,665	16
Long, 2 Long Gilt contracts	09/26	236	3
Short, 36 U.S. Treasury Notes five year contracts	09/26	(3,842)	(18)
Long, 5 U.S. Treasury Notes two year contracts	09/26	1,031	2
Short, 34 Three Month SOFR Futures contracts	03/27	(8,170)	(4)
Net payments (receipts) of variation margin to date			(35)
Variation margin receivable (payable) on open futures contracts			$(5)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Floating Rate ETF	$(15)	$(6)	$72
T. Rowe Price Government Reserve Fund	—	—	21
Totals	$(15)#	$(6)	$93+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 5/31/26
T. Rowe Price Floating Rate ETF	$—	2,460	1,221	$1,233
T. Rowe Price Government Reserve Fund	—	¤	¤	1,567
	Total			$2,800^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $93 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,806.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

May 31, 2026
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $28,479)	$28,405
Receivable for investment securities sold	1,107
Interest and dividends receivable	333
Unrealized gain on forward currency exchange contracts	101
Foreign currency (cost $64)	64
Unrealized gain on bilateral swaps	56
Cash	3
Total assets	30,069
Liabilities
Payable for investment securities purchased	1,160
Unrealized loss on forward currency exchange contracts	37
Bilateral swap premiums received	22
Investment management and administrative fees payable	8
Unrealized loss on bilateral swaps	7
Variation margin payable on futures contracts	5
Total liabilities	1,239
NET ASSETS	$28,830
Net Assets Consists of:
Total distributable earnings (loss)	$39
Paid-in capital applicable to 575,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	28,791
NET ASSETS	$28,830
NET ASSET VALUE PER SHARE	$50.14
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

 STATEMENT OF OPERATIONS

($000s)

11/19/25 Through
5/31/26
Investment Income (Loss)
Income
Interest	$821
Dividend	98
Total income	919
Expenses
Investment management and administrative expense	55
Waived / paid by Price Associates	(6)
Total expenses	49
Net investment income	870
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	88
Futures	(76)
Swaps	41
Options written	18
Forward currency exchange contracts	(104)
Foreign currency transactions	(2)
Net realized loss	(35)
Change in net unrealized gain / loss
Securities	(74)
Futures	30
Swaps	42
Options written	3
Forward currency exchange contracts	64
Change in unrealized gain / loss	65
Net realized and unrealized gain / loss	30
INCREASE IN NET ASSETS FROM OPERATIONS	$900
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

 STATEMENT OF CHANGES IN NET ASSETS

($000s)

11/19/25 Through
5/31/26
Increase (Decrease) in Net Assets
Operations
Net investment income	$870
Net realized loss	(35)
Change in net unrealized gain / loss	65
Increase in net assets from operations	900
Distributions to shareholders
Net earnings	(861)
Capital share transactions*
Shares sold	31,270
Shares redeemed	(2,479)
Increase in net assets from capital share transactions	28,791
Net Assets
Increase during period	28,830
Beginning of period	-
End of period	$28,830
*Share information (000s)
Shares sold	625
Shares redeemed	(50)
Increase in shares outstanding	575
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Multi-Sector Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 19, 2025. The fund seeks to provide high income and some capital appreciation.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income

T. ROWE PRICE MULTI-SECTOR INCOME ETF

distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE MULTI-SECTOR INCOME ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair

T. ROWE PRICE MULTI-SECTOR INCOME ETF

value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE MULTI-SECTOR INCOME ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$25,523	$—	$25,523
Common Stocks	76	—	—	76
Exchange-Traded Funds	1,233	—	—	1,233
Options Purchased	6	—	—	6
Short-Term Investments	1,567	—	—	1,567
Total	2,882	25,523	—	28,405
Swaps*	—	96	—	96
Forward Currency Exchange Contracts	—	101	—	101
Futures Contracts*	52	—	—	52
Total	$2,934	$25,720	$—	$28,654
Liabilities
Options Written	$—	$—	$—	$—
Swaps*	—	76	—	76
Forward Currency Exchange Contracts	—	37	—	37
Futures Contracts*	22	—	—	22
Total	$22	$113	$—	$135

[1]
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate
Bonds, Foreign Government Obligations & Municipalities, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

NOTE 3 – DERIVATIVE INSTRUMENTS
During the period ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other

T. ROWE PRICE MULTI-SECTOR INCOME ETF

assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE MULTI-SECTOR INCOME ETF

($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures and Securities^	$58
Foreign exchange derivatives	Forwards	101
Equity derivatives	Bilateral Swaps	56
Inflation Derivatives	Centrally Cleared Swaps	40
Total		$255
Liabilities
Interest rate derivatives	Futures and Centrally Cleared Swaps	$38
Foreign exchange derivatives	Forwards	37
Credit derivatives	Bilateral Swaps and Premiums and Centrally Cleared Swaps	60
Total		$135

*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable
(payable) at that date.

^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$35	$18	$(76)	$—	$(5)	$(28)
Foreign exchange derivatives	—	—	—	(104)	—	(104)
Credit derivatives	—	—	—	—	68	68
Equity derivatives	—	—	—	—	(18)	(18)
Inflation derivatives	—	—	—	—	(4)	(4)
Total	$35	$18	$(76)	$(104)	$41	$(86)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$(3)	$—	$30	$—	$(16)	$11
Foreign exchange derivatives	—	3	—	64	—	67
Credit derivatives	—	—	—	—	(38)	(38)
Equity derivatives	—	—	—	—	56	56
Inflation derivatives	—	—	—	—	40	40
Total	$(3)	$3	$30	$64	$42	$136

T. ROWE PRICE MULTI-SECTOR INCOME ETF

^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of May 31, 2026, securities valued at $371,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in

T. ROWE PRICE MULTI-SECTOR INCOME ETF

excess of the fund’s initial investment. During the period ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 13% and 38% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the period ended May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 25% and 62% of net assets.
Options
The fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.  Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the period ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 2% and 23% of net assets.
Swaps
The fund is subject to interest rate risk, credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral

T. ROWE PRICE MULTI-SECTOR INCOME ETF

swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $348,000 (1.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the period ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 16% and 49% of net assets.
NOTE 4 – OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of

T. ROWE PRICE MULTI-SECTOR INCOME ETF

developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $32,279,000 and $7,924,000, respectively, for the period ended May 31, 2026. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $25,560,000 and $23,577,000, respectively, for the period ended May 31, 2026.
NOTE 5 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses.
The tax character of distributions paid for the period presented is as follows:
($000s)
May 31,
2026
Ordinary income (including short-term capital gains, if any)	$861
At May 31, 2026, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$28,373
Unrealized appreciation	$277
Unrealized depreciation	(306)
Net unrealized appreciation (depreciation)	$(29)
At May 31, 2026, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$22
Net unrealized appreciation (depreciation)	34
Loss carryforwards and deferrals	(17)
Total distributable earnings (loss)	$39
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The

T. ROWE PRICE MULTI-SECTOR INCOME ETF

temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to straddle deferrals.
NOTE 6 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.37% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate

T. ROWE PRICE MULTI-SECTOR INCOME ETF

of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the period ended May 31, 2026, are as follows:
(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price Floating Rate ETF	0.61%	$6
As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 500,000 shares of the fund, representing 87% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates

T. ROWE PRICE MULTI-SECTOR INCOME ETF

the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Multi-Sector Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Multi-Sector Income ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 19, 2025 (inception) through May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period November 19, 2025 (inception) through May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 05/31/26
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $10,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $10,000 of the fund’s income qualifies for the dividends-received deduction.
For nonresident alien shareholders, $571,000 of income dividends are interest-related dividends.
For shareholders subject to interest expense deduction limitation under Section 163(j), $756,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
At a meeting held on July 28, 2025 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the initial investment subadvisory agreements (Subadvisory Contracts) that the Adviser entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers) on behalf of the fund. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts.  The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser and Subadvisers. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser and Subadvisers.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, at the Meeting, the Board approved the initial Advisory Contract and Subadvisory Contracts for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1257-050 07/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026